ORDINARY SHARES	12 Months Ended
Dec. 31, 2011
ORDINARY SHARES
ORDINARY SHARES

15.                               ORDINARY SHARES

The Company has 2,000,000,000 ordinary shares authorized with par value of $0.001 per share.

On January 1, 2009, 1,500,000 ordinary shares were issued to a director upon exercise of share option with proceeds of $270.

On March 16, 2009, the Company issued 214,300 ordinary shares to a shareholder with proceeds of $11.

In August 2010, the Company repurchased 47,142,860 ordinary shares from certain shareholders at the cash amount of $34,179 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In August 2010, the Company issued 4,641,660 ordinary shares upon the exercise of share options by two ex-executives of the Company at the cash consideration of $811.

In August 2010, the Company issued 6,416,670 ordinary shares upon exercise of share options at the cash consideration of $755.  And these shares were subsequently repurchased by the Company in October 2010 at $4,652 with repurchase price of $0.725 per share.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Company repurchased 6,888,440 ordinary shares at $3,624.  The repurchased ordinary shares were canceled immediately.

In October 2010, the Board of Director approved and the Company issued 3,000,000 and 7,000,000 ordinary shares to a consultant and two executives at $0.701 per share, respectively.  Cash proceeds of $2,104 was paid by the consultant and the two executives issued promissory notes of $4,909 bearing an interest rate of 5.6% per annum to the Company to settle the issuance consideration.  The promissory notes become due and payable at the earlier of (1)3 years, (2) termination of employment of the two executives with the Group, and (2) immediately prior to the Company’s qualified initial public offering (“IPO”).  The loans are secured by the pledge of the underlying ordinary share to be issued.  The Group recorded the loans receivable as subscription receivable, a contra-account in equity, as of December 31, 2010. The subscription receivable had been collected in April 2011.

On January 31, 2011, the Company repurchased 800,000 ordinary shares from non-employee shareholders at a price of $0.7 per share.

In April 2011, the Board of Directors and the shareholders of the Company approved the following changes to the Company’s share capital.

Immediately prior to the completion of the qualified IPO on May 4, 2011, the Company’s authorized share capital had been divided into 3,000,000,000 Class A ordinary shares with a par value of $0.001 per share and 500,000,000 Class B ordinary shares with a par value of $0.001 per share.

Immediately prior to the completion of the qualified IPO on May 4, 2011 (i) 25,571,420 Series A convertible preferred shares (“Series A shares”), 70,701,580 Series B convertible preferred shares (“Series B shares”) and 173,985,970 ordinary shares held by Mr. Joseph Chen and his transferees which are his affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, (ii) 135,129,480 Series D convertible redeemable preferred shares (“Series D shares”) held by SB Pan Pacific Corporation and its transferees which are its affiliates had been automatically converted as Class B ordinary shares on a 1-for-1 basis, and (iii) all of the remaining ordinary shares and preferred shares that are issued and outstanding had been automatically converted into Class A ordinary shares on a 1-for-1 basis.

On May 4, 2011, the Company completed its IPO of ADSs on the New York Stock Exchange with a total issuance of 61,065,000 ADSs at issuing price of $14 per ADS. Each ADS represents three Class A ordinary shares of the Company. As such, the total ADSs represent 183,195,000 Class A ordinary shares.

In addition, concurrently with the IPO, the Company issued 23,571,426 Class A ordinary shares at a price of US$4.67 per share in private placements with third parties. Total net proceeds received were $777,379 from the IPO and the private placements, net of offering costs of $6,317.

Holders of Class A ordinary shares and Class B ordinary shares have the same rights except that (i) in all matters subject to a vote at general meetings of the Company, Class B Ordinary Shares are entitled to ten votes whereas Class A Ordinary Shares are entitled to one vote, and (ii) each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.

The Class A and B ordinary shares have the same divided rights and the same earnings per share.

In September 2011, the board of directors approved the Company to repurchase up to $150,000 of its own outstanding ADSs within one year from September 2011. In 2011, the Company used $4,305 to repurchase 1,089,228 ADS through MS in the open market.

In 2011, the Company entered into the call spread agreements totaling of $41,361 million to repurchase 11,000,000 ADSs. During the year ended December 31, 2011, the Company settled 5,000,000 ADSs under the call spread agreements for a total consideration of $21,310.

As of December 31, 2011, the Company has a prepaid balance of $20,051 to MS to repurchase 6,000,000 ADSs, which equal to total consideration for repurchase of ordinary shares at the exercise price less premium for the call options.

The call spread agreements met the definition of derivatives and qualify for classification in equity at fair value.